INVENTORY - Schedule of Inventory Properties (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Inventory Properties [Line Items]
Total	$ 6,989	$ 6,311
Fuel Inventory [Member]
Disclosure of Inventory Properties [Line Items]
Total	585	612
Residential properties under development [Member]
Disclosure of Inventory Properties [Line Items]
Total	2,001	2,245
Land held for development [Member]
Disclosure of Inventory Properties [Line Items]
Total	1,794	1,922
Completed residential properties [Member]
Disclosure of Inventory Properties [Line Items]
Total	1,398	917
Industrial products and other [Member]
Disclosure of Inventory Properties [Line Items]
Total	$ 1,796	$ 1,227